Property and Equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture, fixtures and gym equipment	$ 1,307,379	$ 781,786	$ 55,305
Leasehold improvements	555,484	244,770	67,760
Total	2,006,966	1,107,143	166,584
Less: Accumulated depreciation and amortization	(524,806)	(199,621)	(28,033)
Property, Plant and Equipment, Net	1,482,160	907,522	138,551
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years
Leasehold Improvements [Member]
Estimated Useful Life	From 42 to 64 months	* [1]
Vehicles [Member]
Property, Plant and Equipment, Other, Gross	100,584	37,068	0
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Displays [Member]
Property, Plant and Equipment, Other, Gross	32,057	32,057	32,057
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Website [Member]
Property, Plant and Equipment, Other, Gross	$ 11,462	$ 11,462	$ 11,462
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years

[1]	The shorter of 5 years or the life of the lease.